Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2016
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 6 - COMMITMENTS AND CONTINGENT LIABILITIES

a.        Commitments:

The Company and its subsidiaries entered into premises lease agreements that will expire between 2017 and 2025.

Future minimum lease commitments of the Company and its subsidiaries under the above leases, at exchange rates in effect on December 31, 2016, are as follows:

U.S. dollars in thousands
Years ending December 31:
2017	$528
2018	238
2019	44
2020	44
2021-2025	184
$1,038

Rental expense totaled $542 thousand, $529 thousand and $603 thousand in the years ended December 31, 2016, 2015 and 2014, respectively.

b.        Contingent liabilities:

The Company has provided bank guarantees relating to future performance on certain contracts. As of December 31, 2016, contingent liabilities on outstanding bank guarantees aggregated to an amount of approximately $41 thousand.